Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Schedule of related party balances and transactions

Amounts due from related parties

The amounts due from related parties consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Mr. Hangyu Dai	8,000	—	—
Mr. Yuan Li	—	4,439,705	608,237

All amounts due from related parties are unsecured, interest-free and repayable on demand. The Company loan to Mr. Yuan Li for short-term financing is expected to be repaid by the end of June 30, 2025.

Amounts due to related party

The amounts due to related parties consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Mr. Yuan Li	—	275,000	37,675
Ms. Li Tan	—	100	14

Amounts due from Mr. Yuan Li represent the purchase payment for vehicle on behalf of the Company, which is mainly due to that vehicle installment payments can only be processed on behalf of the Company in the name of its legal representative.

Related party transactions

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
New Vision	5,158,349	853,089	—	—